PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2013
Parent Company
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2012	2013
	RMB	RMB	US$
ASSETS
Current assets
Cash	14,097	590,682	97,574
Restricted cash	190,000	190,000	31,386
Short-term investment	122,701	81,826	13,517
Prepaid expenses and other current assets	18,562	76,606	12,654
Amount due from a related party	—	24,387	4,028
Amount due from subsidiaries	928,253	1,672,335	276,251

Total current assets	1,273,613	2,635,836	435,410

Non-current assets
Restricted cash	100,000	100,000	16,519
Investments in subsidiaries	592,212	895,390	147,909
Other non-current assets	—	26,116	4,314

Total non-current assets	692,212	1,021,506	168,742

Total assets	1,965,825	3,657,342	604,152

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	2,531	255	42
Interest payable	—	21,265	3,513
Amount due to related parties	50,167	99,944	16,510

Total current liabilities	52,698	121,464	20,065

Non-current liabilities
Amount due to related parties	42,324	78,321	12,938
Bonds payable	—	998,505	164,941

Total non-current liabilities	42,324	1,076,826	177,879

Total liabilities	95,022	1,198,290	197,944

Shareholders’ equity:
Class A Ordinary shares par value of US$0.00001 per share; 470,000,000 and 470,000,000 shares authorized; 282,959,863 and 344,745,991 shares issued and outstanding as of December 31, 2012 and 2013, respectively	19	22	3
Class B Ordinary shares par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 64,038,642 and 53,480,544 shares issued and outstanding as of December 31, 2012 and 2013, respectively	4	4	1
Additional paid-in capital	3,190,923	3,836,967	633,822
Accumulated other comprehensive loss	(61,232)	(82,589)	(13,643)
Accumulated deficit	(1,238,209)	(1,286,435)	(212,502)
Treasury stock	(20,702)	(8,917)	(1,473)

Total shareholders’ equity	1,870,803	2,459,052	406,208

Total liabilities and shareholders’ equity	1,965,825	3,657,342	604,152

Condensed Statements of Operations

Condensed statements of operations

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(49,424)	(78,611)	(16,741)	(2,764)
Fair value change of contingent liabilities	(11,775)	5,693	(99,874)	(16,498)

Operating loss	(61,199)	(72,918)	(116,615)	(19,262)
Other income (expense)	45,344	10,570	(41,475)	(6,851)
Share of profits from subsidiaries and Consolidated VIEs	34,299	118,672	109,864	18,148

Profit (Loss) before income taxes	18,444	56,324	(48,226)	(7,965)
Income tax expense	—	—	—	—

Net profit (loss)	18,444	56,324	(48,226)	(7,965)

Condensed statements of comprehensive income (loss)

Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Net profit (loss)	18,444	56,324	(48,226)	(7,965)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax	(58,759)	(3,942)	(21,357)	(3,528)

Other comprehensive loss, net of tax
Comprehensive (loss) income	(40,315)	52,382	(69,583)	(11,493)
Comprehensive (loss) income attributable to the Company’s ordinary shareholders	(40,315)	52,382	(69,583)	(11,493)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Net cash used in operating activities	(712)	(6,300)	(26,630)	(4,399)
Net cash (used in) generated from investing activities	(1,349,501)	272,873	(67,455)	(11,143)
Net cash generated from (used in) financing activities	1,382,900	(286,700)	670,670	110,787

Net increase (decrease) in cash	32,687	(20,127)	576,585	95,245
Cash at beginning of the year	1,537	34,224	14,097	2,329

Cash at end of the year	34,224	14,097	590,682	97,574